Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class II | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
Class II | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Class II | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
Class II | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
Class II | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Class II | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Class II | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Class II | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Class II | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Class II | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class II | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%